Lease (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future minimum contractual lease income
Amount in thousands of U.S. dollars
2019	77,359
2020	23,050
2021	9,847
2022	2,484
Thereafter	—

Total minimum lease revenue, net of commissions	$112,740